Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurement, carrying amounts:
Pre-tax exposure to foreign currency exchange risk
Carrying value
Currency (Cdn) Gain (loss)
Cash and cash equivalents USD $ 144,149 $ 7,207
Accounts receivable USD 371,618 18,581
Accounts payable and accrued liabilities USD (302,364) (15,118)
Long-term debt USD (786,397) (39,320)
Net foreign currency derivatives USD 11,942 (102,567)

Interest rate risk on variable rate financial instruments	Gain (loss) Interest rate contracts $ (760) Floating rate term loan (7,946)
Counterparty credit risk, as represented by the carrying amount of the financial assets	2023 2022 Cash and cash equivalents $ 566,809 $ 1,143,674 Short-term investments - 1,138,174 Accounts receivable [note 7] 415,561 178,088 Derivative assets [note 11] 28,467 2,807
Exposure to credit risk for trade receivables	Carrying value Investment grade credit rating $ 290,204 Non-investment grade credit rating 123,588 Total gross carrying amount $ 413,792 Loss allowance - Net $ 413,792
Aged trade receivables	Corporate Other customers customers Total Current (not past due) $ 393,296 $ 2,366 395,662 1-30 days past due 16,531 889 17,420 More than 30 days past due 131 579 710 Total $ 409,958 $ 3,834 413,792
Liquidity risk, company's available debt facilities
The table below outlines the Company’s available debt facilities at December 31, 2023:
Outstanding and
Total amount

committed

Amount available
Unsecured revolving credit facility [note 14] $ 1,000,000 $ - $ 1,000,000
Letter of credit facilities [note 14] 1,771,663 1,383,689 387,974

Maturity analysis of financial liabilities
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:
Due in
Carrying Contractual

less than
Due in 1-3 Due in 3-5 Due after 5

amount

cash flows

1 year

years

years

years
Accounts payable and accrued liabilities $ 577,550 $ 577,550 $ 577,550 $ - $ - $ -
Long-term debt 1,784,174 1,794,580 500,000 794,580 400,000 100,000
Foreign currency contracts 16,525 16,525 11,762 4,763 - -
Interest rate contracts 5,819 5,819 2,576 2,437 806 -
Lease obligation [note 15] 10,816 12,937 2,300 3,332 2,617 4,688
Total contractual repayments $ 2,394,884 $ 2,407,411 $ 1,094,188 $ 805,112 $ 403,423 $ 104,688
Due in

less than
Due in 1-3 Due in 3-5 Due after 5
Total

1 year

years

years

years
Total interest payments on long-term debt $ 299,775 $ 85,322 $ 121,213 $ 21,980 $ 71,260

Carrying amounts and accounting classifications
At December 31, 2023
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 566,809 $ 566,809
Accounts receivable [note 7] - 422,333 422,333
Derivative assets [note 11]
Foreign currency contracts 28,467 - 28,467
$ 28,467 $ 989,142 $ 1,017,609
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 577,550 $ 577,550
Current portion of long-term debt [note 14] - 499,821 499,821
Lease obligation [note 15] - 10,816 10,816
Derivative liabilities [note 15]
Foreign currency contracts 16,525 - 16,525
Interest rate contracts 5,819 - 5,819
Long-term debt [note 14] - 1,284,353 1,284,353
22,344 2,372,540 2,394,884
Net $ 6,123 $ (1,383,398) $ (1,377,275)
At December 31, 2022
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 1,143,674 $ 1,143,674
Short-term investments - 1,138,174 1,138,174
Accounts receivable [note 7] - 183,944 183,944
Derivative assets [note 11]
Foreign currency contracts 2,807 - 2,807
$ 2,807 $ 2,465,792 $ 2,468,599
Financial liabilities
Accounts payable and accrued liabilities [note 13] $ - $ 374,714 $ 374,714
Lease obligation [note 15] - 9,287 9,287
Derivative liabilities [note 15]
Foreign currency contracts 51,058 - 51,058
Interest rate contracts 7,284 - 7,284
Long-term debt [note 14] - 997,000 997,000
58,342 1,381,001 1,439,343
Net $ (55,535) $ 1,084,791 $ 1,029,256

Carrying amounts and level 2 fair value measurement
As at December 31, 2023
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 28,467 $ 28,467
Current portion of long-term debt [note 14] (499,821) (500,000)
Derivative liabilities [note 15]
Foreign currency contracts (16,525) (16,525)
Interest rate contracts (5,819) (5,819)
Long-term debt [note 14] (1,284,353) (1,303,681)
Net

$ (1,778,051) $ (1,797,558)
As at December 31, 2022
Carrying value Fair value
Derivative assets [note 11]
Foreign currency contracts $ 2,807 $ 2,807
Derivative liabilities [note 15]
Foreign currency contracts (51,058) (51,058)
Interest rate contracts (7,284) (7,284)
Long-term debt [note 14] (997,000) (1,014,010)
Net $ (1,052,535) $ (1,069,545)

Fair value of derivative instruments and classification
2023 2022
Non-hedge derivatives:
Foreign currency contracts $ 11,942 $ (48,251)
Interest rate contracts (5,819) (7,284)
Net $ 6,123 $ (55,535)
Classification:
Current portion of long-term receivables, investments and other [note 11] $ 9,137 $ 1,331
Long-term receivables, investments and other [note 11] 19,330 1,476
Current portion of other liabilities [note 15] (14,338) (25,913)
Other liabilities [note 15] (8,006) (32,429)
Net $ 6,123 $ (55,535)

Summary of components of non-hedge derivative gains losses
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:
2023 2022
Non-hedge derivatives:
Foreign currency contracts $ 38,975 $ (66,360)
Interest rate contracts (1,184) (6,589)
Net $ 37,791 $ (72,949)